Property and Equipment (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Oct. 01, 2020 USD ($)
Real property and improvements				$ 2,500
Gain from sale of buildings	$ 1,540
Transferred value of properties	363
Gain on properties	126
Depreciation expense on property and equipment	$ 100		$ 100
EUR [Member]
Transferred value of properties | €		€ 291,000
Gain on properties | €		€ 96